Disposition of ppl (Details Narrative) - Portage Glasgow Ltd. [Member]	Mar. 03, 2021 USD ($)
Statement Line Items [Line Items]
Disposition Percentage	100.00%
Disposition value	$ 10,000
Intercompany receivable	$ 229,848